Employee Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Pension and Postretirement Benefit Plans
18. EMPLOYEE PENSION AND POSTRETIREMENT BENEFIT PLANS
Pension and Postretirement Benefits — Certain of our employees and retirees participate in pension and other postretirement benefit plans. In connection with the acquisition of the Private Brands Business, the Company acquired three pension plans and one postretirement benefit plan. The obligations related to these plans were assumed by the Company at the acquisition date. Employee benefit plan obligations and expenses included in the Consolidated Financial Statements are determined based on plan assumptions, employee demographic data, including years of service and compensation, benefits and claims paid, and employer contributions. The information below includes the activities of the Company's continuing and discontinued operations.
Defined Contribution Plans — Certain of our union and non-union employees participate in savings and profit sharing plans. These plans generally provide for salary reduction contributions to the plans on behalf of the participants of between 1% and 80% of a participant’s annual compensation and provide for employer matching and profit sharing contributions. The Company established a tax-qualified defined contribution plan to manage the assets. On a continuing operations basis, for 2019, 2018, and 2017, the Company made matching and profit sharing contributions to the plans of $19.4 million, $19.3 million, and $20.7 million, respectively.

Multiemployer Pension Plans - The Company contributes to several multiemployer pension plans on behalf of employees covered by collective bargaining agreements. These plans are administered jointly by management and union representatives and cover substantially all full-time and certain part-time union employees who are not covered by other plans. The risks of participating in multiemployer plans are different from single-employer plans in the following aspects: (1) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (2) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (3) if the Company chooses to stop participating in a multiemployer plan, we could, under certain circumstances, be liable for unfunded vested benefits or other expenses of jointly administered union/management plans.

The Company’s participation in multiemployer pension plans is outlined in the table below. The EIN column provides the Employer Identification Number (“EIN”) of each plan. Unless otherwise noted, the most recent Pension Protection Act zone status available in 2019 and 2018 is for the plan’s years ended December 31, 2018, and 2017, respectively. The zone status is based on information that the Company received from the plan, and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are less than 80% funded, and plans in the green zone are at least 80% funded. The FIP column indicates plans for which a financial improvement plan “(“FIP”) is either pending or has been implemented. The last column lists the expiration dates of the collective bargaining agreements to which the plans are subject. The Company began participating in the Bakery and Confectionery Union and Industry International Pension Fund and the Retail, Wholesale and Department Store International Union and Industry Pension Fund in 2016 as a result of the acquisition of the Private Brands Business. There have been no other significant changes in the number of Company employees covered by the multiemployer plans or other significant events that would affect the comparability of contributions to the plans.

The following table lists information about the Company's individually significant multiemployer pension plans:

		Pension Protection Act Zone Status			TreeHouse Foods				Expiration Date
	EIN / Pension	Plan Year Ended December 31,		FIP Implemented	Contributions (in millions)			Surcharge Imposed	Of Collective Bargaining
Plan Name	Plan Number	2018	2017	(yes or no)	2019	2018	2017	(yes or no)	Agreement(s)
Bakery and Confectionery
Union and Industry									12/4/2020
International Pension Fund	52-6118572 / 001	Red	Red	Yes	$1.5	$1.4	$1.7	Yes	7/25/2020
Central States Southeast and
Southwest Areas Pension
Fund	36-6044243 / 001	Red	Red	Yes	1.0	0.8	0.7	Yes	12/31/2022
Retail, Wholesale and
Department Store
International Union and
Industry Pension Fund	63-0708442 / 001	Red	Red	Yes	0.3	0.6	0.5	Yes	(1)
Rockford Area Dairy
Industry Local 754, Intl.
Brotherhood of Teamsters
Retirement Pension Plan	36-6067654 / 001	Green	Green	No	0.5	0.5	0.4	No	4/30/2021
Western Conference of
Teamsters Pension Fund	91-6145047 / 001	Green	Green	No	—	0.8	(1.0)	No	(2)

(1)
During 2019, the Company executed a complete withdrawal from the Retail, Wholesale, and Department Store International Union and Industry Pension Fund and settled a withdrawal liability of $4.3 million.

(2)
The Company partially withdrew from the Western Conference of Teamsters Pension Plan Trust as a result of the closure of its City of Industry, California facility during 2016. As a result, there is no collective bargaining agreement related to this plan.

No other withdrawal liabilities were established related to multiemployer pension plans, as withdrawal from the remaining plans is not probable as of December 31, 2019.
The Company was listed in the following plan’s Form 5500 as providing more than 5.0% of the total contributions for the following plan and plan years:

Years Contribution to Plan Exceeded
5% of Total Contributions
Plan Name:	(as of December 31 of the Plan's Year-End)
Rockford Area Dairy Industry Local 754, Intl. Brotherhood of Teamsters Retirement Pension Plan	2019, 2018, and 2017

Other Postretirement Benefits — Certain employees participate in benefit programs that provide certain health care and life insurance benefits for retired employees and their eligible dependents. The plans are unfunded. The Company estimates that its 2020 contributions to its postretirement benefit plans will be $1.6 million. The measurement date for the other postretirement benefit plans is December 31.
The Company contributes to certain multiemployer postretirement benefit plans other than pensions on behalf of employees covered by collective bargaining agreements. These plans are administered jointly by management and union representatives and cover all eligible retirees. These plans are primarily health and welfare funds and carry the same multiemployer risks as identified at the beginning of this Note. Total contributions to these plans were $0.2 million, $1.5 million, and $0.3 million for the years ended December 31, 2019, 2018, and 2017, respectively.

Defined Benefit Pension Plans —The Company established a tax-qualified pension plan and master trust to manage the portion of the pension plan assets related to eligible salaried, non-union, and union employees not covered by a multiemployer pension plan. We also retain investment consultants to assist our Investment Committee with formulating a long-term investment policy for the master trust. The expected long-term rate of return on assets is based on projecting long-term market returns for the various asset classes in which the plan’s assets are invested, weighted by the target asset allocations. The estimated ranges are primarily based on observations of historical asset returns and their historical volatility. In determining the expected returns, we also consider consensus forecasts of certain market and economic factors that influence returns, such as inflation, gross domestic product trends, and dividend yields. Active management of the plan assets may result in adjustments to the historical returns. We review the rate of return assumption annually.

Our investment objectives are to minimize the volatility of the value of our pension assets relative to our pension liabilities and to ensure assets are sufficient to pay plan benefits. In 2018, we adopted a broad pension de-risking strategy intended to align the characteristics of our assets relative to our liabilities. The strategy targets investments depending on the funded status of the obligation. We anticipate this strategy will continue in future years and will be dependent upon market conditions and plan characteristics.

At December 31, 2019, our master trust was invested as follows: investments in equity securities were at 40%; investments in fixed income were at 53%; investments in hedge funds were at 6%; and cash equivalents were less than 1%. We believe the allocation of our master trust investments as of December 31, 2019 is generally consistent with the targets set forth by our Investment Committee.
The fair value of the Company’s pension plan assets at December 31, 2019 and 2018 was as follows:

	December 31,
	2019	2018
	(in millions)
Equity funds (a)	$118.4	$90.6
Fixed income funds (b)	157.3	143.6
Alternative funds (c)	16.5	16.1
Cash and equivalents (d)	1.8	1.7
	$294.0	$252.0
(a) This investment class includes domestic and international equity funds that includes both large and small/mid cap funds that track the S&P index as well as other equity indices. The Company elected the NAV practical expedient to value these funds.
(b) This investment class includes U.S. Treasury index funds as well as bond funds representative of the United States bond and debt markets with varying benchmark indices. The Company elected the NAV practical expedient to value these funds.
(c) This investment class primarily includes private equity funds. The valuation is based on NAV as reported by the asset manager or investment company and adjusted for cash flows, if necessary. In making such an assessment, a variety of factors are reviewed by management, including but not limited to the timeliness of NAV as reported by the asset manager and changes in general economic and market conditions subsequent to the last NAV reported by the asset manager.
(d) Includes cash and cash equivalents such as short-term marketable securities. Cash and cash equivalents include money market funds, which are valued based on NAV.

Pension benefits for eligible salaried and non-union employees were frozen in 2002 for years of creditable service. For these employees, incremental pension benefits are only earned for changes in compensation affecting final average pay. Pension benefits earned by union employees covered by collective bargaining agreements, but not participating in multiemployer pension plans, are earned based on creditable years of service and the specified benefit amounts negotiated as part of the collective bargaining agreements. The Company’s funding policy provides that annual contributions to the pension plan master trust will be at least equal to the minimum amounts required by Employee Retirement Income Security Act of 1974, as amended. The Company estimates that its 2020 contributions to its pension plans will be $2.2 million.  The measurement date for the defined benefit pension plans is December 31.
The following table summarizes information about our pension and postretirement benefit plans for the years ended December 31, 2019 and 2018:

	Pension Benefits		Postretirement Benefits
	2019	2018	2019	2018
	(in millions)
Change in benefit obligations:
Benefit obligation, at beginning of year	$300.0	$325.2	$28.1	$33.8
Service cost	1.5	1.9	—	—
Interest cost	12.2	11.9	1.1	1.2
Curtailment (1)	(0.5)	—	—	—
Actuarial losses (gains) (2)	40.3	(19.8)	(0.1)	(5.1)
Benefits paid	(17.5)	(19.2)	(1.6)	(1.8)
Benefit obligation, at end of year	$336.0	$300.0	$27.5	$28.1
Change in plan assets:
Fair value of plan assets, at beginning of year	$252.0	$278.8	$—	$—
Actual gain (loss) on plan assets	55.8	(10.0)	—	—
Company contributions	3.7	2.4	1.6	1.8
Benefits paid	(17.5)	(19.2)	(1.6)	(1.8)
Fair value of plan assets, at end of year	$294.0	$252.0	$—	$—
Funded status of the plan	$(42.0)	$(48.0)	$(27.5)	$(28.1)
Amounts recognized in the Consolidated Balance Sheets:
Current liability	$(0.7)	$(0.7)	$(1.6)	$(1.8)
Non-current liability	(41.3)	(47.3)	(25.9)	(26.3)
Net amount recognized	$(42.0)	$(48.0)	$(27.5)	$(28.1)
Amounts recognized in Accumulated other comprehensive income (loss):
Net actuarial loss (gain)	$5.8	$6.6	$(0.2)	$(0.2)
Prior service cost	0.5	0.7	—	—
Total, before tax effect	$6.3	$7.3	$(0.2)	$(0.2)
(1) Curtailment relates to the closure of the Company's Battle Creek, Michigan facility.
(2) The change in actuarial loss (gain) was primarily due to the decrease in discount rates from 4.40% as of December 31,
          2018 to 3.25% as of December 31, 2019.

	Pension Benefits
	2019	2018
	(in millions)
Accumulated benefit obligation	$333.9	$296.7
Weighted average assumptions used to determine the pension benefit obligations:
Discount rate	3.25%	4.40%
Rate of compensation increases	3.50%-4.00%	3.50%-4.00%

The key actuarial assumptions used to determine the postretirement benefit obligations as of December 31, 2019 and 2018 are as follows:

	2019		2018
	Pre-65	Post-65	Pre-65	Post-65
Health care cost trend rates:
Health care cost trend rate for next year	7.29%	8.16%	7.32%	8.21%
Ultimate rate	4.50%	4.50%	4.50%	4.50%
Discount rate	3.25%	3.25%	4.40%	4.40%
Year ultimate rate achieved	2028	2028	2026	2026

The following table summarizes the net periodic cost of our pension and postretirement benefit plans for the years ended December 31, 2019, 2018, and 2017:

	Pension Benefits			Postretirement Benefits
	2019	2018	2017	2019	2018	2017
	(in millions)			(in millions)
Components of net periodic costs:
Service cost	$1.5	$1.9	$3.6	$—	$—	$—
Interest cost	12.2	11.9	14.7	1.1	1.2	1.2
Expected return on plan assets	(15.2)	(15.6)	(17.4)	—	—	—
Amortization of unrecognized prior service cost	0.5	0.2	0.2	—	—	—
Amortization of unrecognized net loss	0.2	0.5	0.9	—	—	—
Settlement expense	—	—	0.2	—	—	—
Curtailment income (1)	(0.5)	—	(1.4)	—	—	—
Net periodic (benefit) cost	$(1.3)	$(1.1)	$0.8	$1.1	$1.2	$1.2

(1) A curtailment gain was recognized during 2019 related to the closure of the Company's Battle Creek, Michigan facility. A curtailment gain was recognized during 2017 related to the freeze of several defined benefit pension plans.

	Pension Benefits			Postretirement Benefits
	2019	2018	2017	2019	2018	2017
Weighted average assumptions used to determine the periodic benefit costs:
Discount rate	4.40%	3.70%	4.25%	4.40%	3.70%	4.25%
Rate of compensation increases	3.50%-4.00%	3.50%-4.00%	3.50%-4.00%	—	—	—
Expected return on plan assets	5.91%	5.80%	6.00%	—	—	—

Estimated future pension and postretirement benefit payments from the plans are as follows:

	Pension Benefit	Postretirement Benefit
	(in millions)
2020	$19.3	$1.6
2021	19.9	1.6
2022	20.3	1.7
2023	20.9	1.7
2024	21.3	1.7
2025-2029	98.1	8.7

Most of our employees are not eligible for postretirement medical benefits and of those that are, the majority are covered by a multiemployer plan in which expenses are paid as incurred. The effect on those covered by plans for which we maintain a liability was not significant.